Nov-22-05 03:15pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-704 P.002/002 F-741

Manager
Securities Operations

10 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-13726

[redacted]

05069322

NYSE

RECD S.E.C.
NOV 2 2 2005
1086

November 22, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CHESAPEAKE ENERGY CORPORATION, 4.50% Cumulative Convertible Preferred Stock and guarantees thereof and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 22, 2005. Tentative listing date – November 28, 2005.

PROCESSED
NOV 23 2005
THOMSON
FINANCIAL

Sincerely,

895126